Software, net (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Software, Net
	Estimated	As of March 31,
	Useful Life	2019	2020	2020
	(in years)	(INR)	(INR)	(US$)
	(In million)
Software licenses and related implementation costs	3 Years	122	165	2.2
Less: Accumulated amortization		58	110	1.5
Total		64	55	0.7